Earnings Per Unit (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
Numerator
Net income	$ 448	$ 53	$ 4,487	$ 3,041	$ 501	$ 7,528
Denominator:
Denominator for basic and diluted earnings per common unit-weighted average number of common units	34,603,100		34,603,100		34,603,100	32,433,336
Basic and diluted net earnings per common unit	$ 0.01		$ 0.13		$ 0.01	$ 0.23